Summary of significant accounting policies	6 Months Ended
Jun. 30, 2025
Summary of significant accounting policies
Summary of significant accounting policies

Note 2 — Summary of significant accounting policies

Basis of consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the U.S. (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities Exchange Commission.

Principles of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the Hong Kong-registered entities, and PRC-registered entities directly or indirectly owned by the Company. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the unaudited consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Note 2 — Summary of significant accounting policies (continued)

Uses of estimates and assumptions

In preparing the unaudited condensed consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods presented. These estimates are based on information as of the date of the unaudited condensed consolidated financial statements. The estimates required to be made by management include, but are not limited to, useful lives of property and equipment and intangible assets, the incremental borrowing rate used in operating lease right-of-use assets and lease liabilities, the valuation of accounts receivable, the recoverability of long-lived assets, deferred tax assets, goodwill and contingencies. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents represent demand deposits placed with banks and cash on hand, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash. The Group maintains the majority of its bank accounts in the PRC. Cash balances in bank accounts in the PRC are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance. The maximum protection is up to RMB500,000 per depositor per Scheme member, including both principal and interest. As of December 31, 2024 and June 30, 2025, cash and cash equivalents balance in the PRC were RMB3,910,713 and RMB7,897,292 (US$1,102,419), respectively.

Fair Value of Financial Instruments

ASC Topic 825-10, Financial instruments – overall: Recognition and measurement of financial assets and financial liabilities (“ASC 825-10”) requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Group’s financial instruments, including cash and cash equivalents, accounts receivable, due from related parties, accounts payable, deferred revenue, other payables, bank loans, and due to related parties, approximates their recorded values due to their short-term maturities.

The Group determined that the carrying value of the lease liabilities approximated their fair value as the interest rates used to discount the contracts approximate market rates. The Group noted no transfers between levels during any of the periods presented. The Group did not have any instruments that were measured at fair value on a recurring or non-recurring basis as of December 31, 2024 and June 30, 2025.

Note 2 — Summary of significant accounting policies (continued)

Accounts receivable and allowance for credit loss

On January 1, 2023, the Group adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments- Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Group changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). The adoption of the guidance had no impact on the allowance for credit losses for accounts receivable.

Prior to the Group’s adoption of ASU 2016-13, accounts receivable are presented net of allowance for doubtful accounts. The Group usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Group maintains allowance for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyses historical bad debt, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to estimate the allowance. Past due accounts are generally written off against the allowance for bad debts only after all collection attempts have been exhausted and the potential for recovery is considered remote.

After the adoption of ASU 2016-13, the Group maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of income and comprehensive income. The Group’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible. For the six months ended June 30, 2024 and 2025, the expected credit loss amounted to nil and RMB1,550,481 (US$216,439), respectively.

Deferred offering costs

Deferred offering costs consist principally of legal, accounting and consulting costs in connecting with the proposed public offering. Such costs are deferred until the closing of the public offering, at which time the deferred costs are offset against the offering proceeds. These costs were charged against the gross proceeds of the public offering during the six months ended June 30, 2025 upon the Company’s completion of its public offering.

Deferred revenue

Deferred revenue represents the upfront payments received upon the signing of a contract for one-stop comprehensive education supporting services with adult education institutions and the upfront payments received from personnel for safety technology training services. The deferred revenue is subsequently released into revenue once the customers receive and consume benefits of such services and is released using straight-line method based on the contract term. As of December 31, 2024 and June 30, 2025, the deferred revenue amounted to RMB620,000 and RMB733,665 (US$102,416), respectively.

Contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Note 2 — Summary of significant accounting policies (continued)

Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided in the amounts sufficient to depreciate the cost of the related assets over their useful lives using the straight- line method, as follows:

Useful life
Motor vehicles	4 years
Office equipment	3 years
Leasehold improvement	Over shorter of the lease term and the remining useful life

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expenses as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the unaudited consolidated statements of income and other comprehensive income as other income or expenses.

Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Group’s acquisitions of interests in its consolidated subsidiaries.

Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when an event or circumstances change occurs that indicate the asset might be impaired. Under ASC 350-20-35 – Intangibles – Goodwill and Other – Subsequent Measurement, the Group has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly.

If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the quantitative analysis indicates the carrying value of a reporting unit exceeds its fair value, the Group measures any goodwill impairment losses as the amount by which the carrying amount of a reporting unit exceeds its fair value, not to exceed the total amount of goodwill allocated to that reporting unit.

As of June 30, 2025, the Group performed a qualitative assessment of its goodwill under Kunyuan and Jiazhi’s operation and concluded that there were no indicators of impairment.

Impairment of long-lived assets other than goodwill

The Group evaluates the recoverability of its long-lived assets, including property and equipment, intangible assets and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset may not be fully recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset, when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the six months ended June 30, 2024 and 2025, no impairment of long-lived assets was recognized.

Note 2 — Summary of significant accounting policies (continued)

Leases

The Group leases offices in the PRC under operating leases. The Group determines whether an arrangement constitutes a lease at inception and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on its incremental borrowing rate, as the rates implicit in its leases are not determinable. The Group’s incremental borrowing rate is the estimated rate the Group would be required to pay for collateralized borrowing equal to the total lease payments over the term of the lease. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rent expenses when the lessor makes the underlying asset available to the Group.

For short-term leases, the Group records operating lease expenses in its consolidated statements of Income and comprehensive income on a straight-line basis over the lease term.

The Group adopted ASC Topic 842, Lease (“ASC 842”) on January 1, 2021, using the modified retrospective method. The Group determines if an arrangement is a lease at inception. Leases are classified as operating or finance leases in accordance with the recognition criteria in ASC 842-20-25. The Group’s leases do not contain any material residual value guarantees or material restrictive covenants.

As the lessee, the Group recognizes in the unaudited condensed consolidated balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, the Group makes an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities and recognizes lease expenses for such lease generally on a straight-line basis over the lease term. For the six months ended June 30, 2024 and 2025, the Group did not have any lease expenses of the leases with a term of 12 months or less.

Operating lease assets are included within right-of-use assets — operating lease, and the corresponding operating lease liabilities are included within operating lease liabilities on the condensed consolidated balance sheets as of December 31, 2024 and June 30, 2025.

Intangible Assets, net

Intangible assets consist primarily of software purchased and copyrights purchased. Software purchased and under development for internal use, including fees paid to third parties for services provided to develop the software, are stated at cost less accumulated amortization and impairment, if any. Generally, software is amortized using the straight-line method over its estimated useful life, which is typically 5 to 10 years. The estimated useful lives of amortized intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed. Copyrights represent the copyright certificate applied for vocational education and are initially stated at cost and amortized over their estimated useful lives. However, if the copyrights are not expected to generate future economic benefits at the time of recognition, amortization is deferred until such time as economic benefits are anticipated to begin.

Amortization is provided in the amounts sufficient to depreciate the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Software	5 to 10 years
Copyrights	10 years

Note 2 — Summary of significant accounting policies (continued)

Revenue recognition

The Group adopted ASC 606 for all periods presented. Accordingly, the unaudited condensed consolidated financial statements for the six months ended June 30, 2024 and 2025 are presented under ASC 606. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is the transaction price the Group expects to be entitled to in exchange for the promised services in a contract in the ordinary course of the Group’s activities and is recorded net of value-added tax (“VAT”). To achieve that core principle, the Group applies the following steps:

Step 1: Identify the contract (s) with a customer;

Step 2: Identify the performance obligations in the contract;

Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract; and

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

One-stop comprehensive education supporting services

The Group enters into service contracts with adult education institutions to provide one-stop comprehensive education supporting services. It is within the scope of the revenue recognition standard that the essence of such contractual arrangements involves the Group providing one-stop comprehensive education supporting services to adult education institutions, and those services or activities are considered part of the Group’s ordinary business operations and are exchanged for compensation. Accordingly, the Group identifies its customers as the adult education institutions to which it provides services. One-stop comprehensive education supporting services encompass exam administration services and teaching support services throughout the entire teaching cycle from pre-enrollment to post-graduation. Specifically, the Group offers pre-enrollment guidance on school/major selection and application strategy development, training for entrance exams, and assistance in the application process. Additionally, the Group provides offline tutoring, exam administration services, and analysis of students’ learning progress throughout the course of study, and the Group also offers post-graduation guidance on graduation thesis, and social practice assistance. The Group determined the transaction price based on customer demand, effect of competitors on the Group’s services, the number of students to be served and other market factors. The transaction price does not change, once the Group has verified the number of students to be served with adult education institutions. The Group currently does not have any modification to the contract and the contracts currently do not have any variable consideration.

The Group provides one-stop comprehensive education supporting services from pre-enrollment services to post-graduation services. The adult education institutions take all the comprehensive education supporting services and without the comprehensive services the Group provides, the adult education institutions’ ability to benefit from the one-stop comprehensive education supporting services would be significantly limited over the contract term. These comprehensive services need to be combined into a single performance obligation because they are not separately identifiable in the contract. A customer obtains control of the service if it has the ability to direct the use of and obtain substantially all of the remaining benefits from that service. The Group typically verifies the number of students served with the adult education institutions at the beginning of the year then issues settlement statements to the adult education institutions and, upon receipt of the adult education institutions’ services confirmation, the Group issues a bill to the customers. The Group satisfies its performance obligations to provide the comprehensive services to the adult education institutions throughout the terms of the contract. Therefore, the revenue from such services is recognized over the contract term on a monthly straight-line basis as adult education institutions receive and consume the benefits of such services.

Note 2 — Summary of significant accounting policies (continued)

One-stop comprehensive education supporting services (continued)

The Group applies the practical expedient in ASC 606 that permits the Group to not disclose the aggregate amount of transaction price allocated to performance obligations that are unsatisfied as of the end of the period as the Group’s contracts have an expected length of one year or less. The Group also applies the practical expedient in ASC 606 that permits the recognition of incremental costs of obtaining contracts as an expense when incurred if the amortization period of such costs is one year or less. These costs are included in direct costs of revenue under costs and expenses. The Group uses independent contractors and third-party companies in the performance of its education supporting services. The Group evaluates who controls the education supporting services to determine whether its performance obligation is to transfer services to the customer or to arrange for services to be provided by another party. The Group determined it acts as the principal for its education supporting services performance obligation, since it is in control of establishing the prices for these services and managing all aspects of services delivered to the institutions’ students. The Group determined it acts as the agent for textbooks ordering and delivery services as the Group does not have the control of establishing the prices and does not bear the inventory risk.

Safety technology training services

The Group enters into service contracts with personnel or institutions to provide safety technology training services. The safety technology training services for personnel encompass initial training, refresher training, and certification renewal programs for these types of operations, with both theoretical instruction and practical training components. The Group determined the transaction price based on customer demand, effect of competitors on the Group’s services and other market factors. The transaction price does not change, once the Group has verified the type of training services with the personnel. The Group currently does not have any modification to the contract and the contracts currently do not have any variable consideration.

The Group typically verifies the type of the training services with the personnel during the registration stage and issues receipts to customers. The Group fulfills its performance obligations by providing safety technology training services to the personnel throughout the entire training process. Therefore, the revenue from safety technology training services is recognized over the training period on a straight-line basis.

Online course services

The Group’s online course services revenue primarily generated from authorizing the developed course on a third-party online learning platform. The Group determined the transaction price based on customer demand, effect of competitors on the Group’s services and other market factors. The transaction price does not change, once the Group has signed the contract with the third-party platform, and the contracts currently do not have any variable consideration.

The Group satisfies its performance obligations by granting registered personnel access to the developed courses on the learning platform. Revenue is recognized when the personnel can directly use the learning platform and derive all benefit from it while providing services. Therefore, the revenue is recognized at a point in time when customer is able to direct use of and obtain substantially all of the benefits from the learning platforms at the time the services are delivered.

The determination of whether revenues should be reported on a gross or net basis is based on the Group’s assessment of whether it is the principal or an agent in the transaction in accordance with ASC 606-10-55, Revenue from Contracts with Customers – Implementation Guidance and Illustrations, and depends on whether its performance obligation is to transfer services to the customer or to arrange for services to be provided by another party. The Group determined it acts as the principal for its safety technology training services performance obligation since it is in control of establishing the prices for these services and managing all aspects of services delivered to the personnel.

Note 2 — Summary of significant accounting policies (continued)

Online course services (continued)

The following table disaggregates the revenue for the six months ended June 30, 2024 and 2025 are as follows:

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Revenue by services line
Audit education supporting services	8,921,488	5,671,628	791,729
Safety technology training services	—	3,503,890	489,124
Online course services	—	208,072	29,046
Total revenue	8,921,488	9,383,590	1,309,899

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Revenue by recognition method
Revenue recognized over time	8,921,488	9,175,518	1,280,853
Revenue recognized at a point in time	—	208,072	29,046
Total revenue	8,921,488	9,383,590	1,309,899

Value added tax (“VAT”)

Revenue represents the invoiced value of service, net of VAT. The VAT is based on gross sales price and VAT rates of 6%. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in tax payables. All of the VAT returns filed by the Group’s subsidiaries in the PRC remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC740, Income Taxes (“ASC 740”). The Group accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the unaudited condensed consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes were incurred during the six months ended June 30, 2024 and 2025. All of the tax returns of the Group’s subsidiaries in the PRC remain subject to examination by the tax authorities for five years from the date of filing.

Note 2 — Summary of significant accounting policies (continued)

Employee defined contribution plan

Full-time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group make contributions to the government for these benefits based on government prescribed percentage of the employee’s salaries. The Group has no legal obligation for the benefits beyond the contributions. The total amount was expensed as incurred. For the six months ended June 30, 2024 and 2025, employee welfare contribution expenses amounted to RMB220,957, and RMB481,920 (US$67,273), respectively.

Related parties

The Group adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Parties are considered related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Segment reporting

The Group operates and manages its business as a single segment, in accordance with ASC 280, Segment Reporting (“ASC 280”). The Group’s chief operating decision maker (“CODM”) is the Chief Executive Officer. The Group’s CODM assess the Group’s performance and results of operations on a consolidated basis. The Group generates substantially all of its revenue from clients in China. Accordingly, no geographical segments are presented. Substantially all of the Group’s long- lived assets are located in China.

Earnings per Share

The Group computes earnings per share (“EPS”) in accordance with ASC 260, Earnings per Share (“ASC 260”). ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common share outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential ordinary shares (such as convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (such as those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the six months ended June 30, 2024 and 2025, there were no dilutive shares.

Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Group and the Group’s entities incorporated in the Cayman Islands and Hong Kong is the United States Dollar (“US$”). The functional currency of the Group’s PRC subsidiaries is the RMB.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Translation gains and losses are recognized in the statements of comprehensive income.

For entities within the Group that have a functional currency other than the reporting currency, assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenue, expenses, gains and losses are translated using the average rates for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a component of other comprehensive income in the condensed consolidated statements of income and comprehensive income and the condensed consolidated statements of changes in shareholders’ equity.

Note 2 — Summary of significant accounting policies (continued)

Convenience Translation into United States Dollars

Translations of balances in the condensed consolidated balance sheets, condensed consolidated statements of income and comprehensive income and condensed consolidated statements of cash flows from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB7.1636 on June 30, 2025. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2025, or at any other rate.

Research and Development Expenses

Research and development (“R&D”) expenses consist primarily of salaries and related personnel costs, depreciation and the cost of services used for the development of the Group’s services management system. Other than software disclosed in intangible assets, all costs associated with R&D are expensed as incurred. For the six months ended June 30, 2024 and 2025, research and development expenses were RMB213,122 and RMB873,959 (US$122,000), respectively.

Recently Issued Accounting Pronouncements

In November 2024, the Financial Accounting Standards Board (the “FASB”) issued ASU 2024-03, Income Statement— Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses. (“ASU 2024-03”) This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Group is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In January 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures, which revises the effective date of ASU 2024-03 (on disclosures about disaggregation of income statement expenses) “to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.” Entities within the ASU’s scope are permitted to early adopt the ASU. The Group is currently evaluating the impact of this standard on its consolidated financial statement disclosures.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326) (“ASU 2025-05”). The amendments in the ASU 2025-05 provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in the ASU 2025-05 prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group is evaluating the impact of the adoption of this guidance. We believe the future adoption of this ASU is not expected to have a material impact on its financial statements.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the unaudited condensed consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its unaudited condensed consolidated balance sheets, unaudited condensed consolidated statements of operations and comprehensive income (loss), unaudited condensed consolidated cash flows or disclosures.